Note 10 - Convertible and Non-convertible Promissory Notes - Convertible Notes 1 (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
The 2024 Convertible Notes [Member]
Balance	$ 565	$ 1,702
Movement in fair value	67	728
Conversions	0	(2,336)
Balance	632	565
The 2024 Convertible Notes [Member] | Conversion of Debt Into Series D Convertible Preferred Stock [Member]
Series D Convertible Preferred shares issued for debt	0
Conversions	0
The 2024 Convertible Notes [Member] | Conversion of Debt Into Series E Convertible Preferred Stock [Member]
Series D Convertible Preferred shares issued for debt	0
Conversions	0
OID Notes [Member]
Balance	9,335	0
Movement in fair value	2,296	3,239
Conversions	(5,257)	0
Balance	100	9,335
OID Notes [Member] | Conversion of Debt Into Series D Convertible Preferred Stock [Member]
Series D Convertible Preferred shares issued for debt	(5,755)
Conversions	(5,755)
OID Notes [Member] | Conversion of Debt Into Series E Convertible Preferred Stock [Member]
Series D Convertible Preferred shares issued for debt	(519)
Conversions	(519)
Total Notes [Member]
Balance	9,900	1,702
Movement in fair value	2,363	3,967
Conversions	(5,257)	(2,336)
Balance	732	$ 9,900
Total Notes [Member] | Conversion of Debt Into Series D Convertible Preferred Stock [Member]
Series D Convertible Preferred shares issued for debt	(5,755)
Conversions	(5,755)
Total Notes [Member] | Conversion of Debt Into Series E Convertible Preferred Stock [Member]
Series D Convertible Preferred shares issued for debt	(519)
Conversions	$ (519)